Auditors’ remuneration	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Auditors’ remuneration

13. Auditors’ remuneration

The following table (in thousands) presents the aggregate fees billed to the Company for services related to the fiscal years ended March 31, 2023 and 2024, respectively, by Deloitte & Touche, its external auditor/independent registered public accounting firm:

	As of March 31,
	2023	2024
Audit fees (1)	$1,297	$1,025
Audit-related fees (2)	—	350
Tax fees (3)	9	3
All other fees (4)	5	6
Total auditors’ remuneration	$1,311	$1,384

(1)	Audit fees consisted of professional services rendered by Deloitte & Touche for the audit of the Company’s financial statements.
(2)	Audit-related fees relate to the Powerfleet Transaction.
(3)	Tax fees consisted of professional services rendered for corporate tax compliance and tax advisory services.
(4)	In respect of the Company’s Audit and Risk Committee approval process, all of the non-audit and audit fees paid to Deloitte & Touche were pre-approved by the Audit and Risk Committee.